Summary of Significant Accounting Policies (Details) - Schedule of Contract Liabilities ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Contract Liabilities [Abstract]
Beginning balance	¥ 4,668	$ 30	¥ 12,572	¥ 10,038
Revenue earned	(28,514)	(182)	(36,640)	(97,206)
Deferral of revenue	30,369	193	28,736	99,740
Ending balance	¥ 6,523	$ 41	¥ 4,668	¥ 12,572